Leases (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
At 1 January 2019	$ 1,098
Additions
Interest expense	30
Lease payments	(309)
At 31 December 2019	$ 820